Other income (expense) - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Share of obligation to repurchase at fair value the minority interest in joint venture	$ (14)	$ 11	$ (14)	$ 21
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Losses on retirements and disposals of property, plant and equipment and intangible assets		$ 45